Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial assets
Financial assets		$ 498,845
Financial liabilities at amortized cost
Financial liabilities	$ 952,912	293,816	$ 735,729	$ 730,361
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	17,000,000		12,000,000	9,000,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	7,355,166		4,437,043	4,535,863
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	1,172,044	(25,369)	1,215,264	1,181,049
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	750,704		265,979
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	26,193		37,192	48,199
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	14,444,549	489,939	7,500,193	6,151,457
Trade Accounts Receivables [Member]
Financial assets
Financial assets	$ 1,266,005	$ 8,906	1,479,410	1,395,362
Derivative financial instruments [Member]
Financial assets
Financial assets			$ 4,686	$ 136,457